Supplementary information on oil and gas activities (unaudited) - Summary of results of operations (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Results Of Operations [Line Items]
Revenue from contract with customers	$ 1,647,768	$ 1,168,774	$ 1,187,660
Production costs, excluding depreciation
Operating and other costs	116,526	94,685	133,385
Royalties and others	184,441	128,723	144,837
Other non-cash costs related to the transfer of conventional assets	33,570	27,539
Depreciation, depletion and amortization	(437,699)	(276,430)	(234,862)
Exploration expenses	138	16	736
Operating profit (loss) before income tax	590,827	545,359	433,514
Income tax	(113,306)	(148,404)	(163,979)
Crude oil & natural gas operating profit (loss)	477,521	396,955	269,535
Argentina [Member]
Production costs, excluding depreciation
Exploration expenses			0
Oil And Gas Producing Activities [Member] | Argentina [Member]
Disclosure Of Results Of Operations [Line Items]
Revenue from contract with customers	1,647,768	1,168,774	1,187,660
Total revenue	1,647,768	1,168,774	1,187,660
Production costs, excluding depreciation
Operating and other costs	(114,806)	(96,743)	(133,885)
Royalties and others	(243,950)	(176,813)	(188,677)
Other non-cash costs related to the transfer of conventional assets	(33,570)	(27,539)
Total production costs	(392,326)	(301,095)	(322,562)
Depreciation, depletion and amortization	(437,699)	(276,430)	(234,862)
Exploration expenses	0	0	(624)
Discount for well plugging and abandonment liabilities	(1,312)	(2,387)	(2,444)
Impairment of long-lived assets	4,207	(24,585)	0
Operating profit (loss) before income tax	820,638	564,277	627,168
Income tax	(246,191)	(169,283)	(188,150)
Crude oil & natural gas operating profit (loss)	$ 574,447	$ 394,994	$ 439,018